Schedule of Investments (unaudited)
December 31, 2024
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies(a)
Equity Funds — 43.7%
BlackRock Unconstrained Equity Fund, Class K(b)	851,209	$ 11,899,903
iShares Core S&P 500 ETF	118,715	69,885,146
iShares MSCI EAFE Growth ETF(c)	247,496	23,965,038
iShares MSCI EAFE Value ETF	376,238	19,741,208
iShares MSCI Emerging Markets ex China ETF	316,670	17,559,352
iShares MSCI U.S.A. Momentum Factor ETF(c)	60,547	12,528,385
iShares MSCI U.S.A. Quality Factor ETF	183,550	32,686,584
iShares S&P 500 Growth ETF	335,027	34,015,291
iShares S&P 500 Value ETF	70,371	13,432,416
iShares U.S. Equity Factor Rotation Active ETF	658,198	33,732,648
iShares U.S. Technology ETF	88,835	14,170,959
		283,616,930
Fixed-Income Funds — 56.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,527,185	52,397,716
BlackRock Total Return Fund, Class K	9,343,019	90,907,578
BlackRock U.S. Mortgage Portfolio, Institutional Class	4,401,067	39,081,475
iShares 20+ Year Treasury Bond ETF	362,314	31,640,882
iShares Convertible Bond ETF	226,889	19,278,758
iShares Core Total USD Bond Market ETF	1,478,574	66,831,545
iShares Flexible Income Active ETF	752,122	39,125,386
iShares High Yield Systematic Bond ETF	272,842	12,826,302
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	143,057	12,737,795
		364,827,437
Total Long-Term Investments — 99.8% (Cost: $605,636,699)		648,444,367
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(a)(d)(e)	27,610,144	$ 27,623,949
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(a)(d)	2,783,583	2,783,583
Total Short-Term Securities — 4.7% (Cost: $30,405,642)		30,407,532
Total Investments — 104.5% (Cost: $636,042,341)		678,851,899
Liabilities in Excess of Other Assets — (4.5)%		(29,135,668)
Net Assets — 100.0%		$ 649,716,231
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 30,723,742	$ —	$ (3,090,507)(a)	$ 4,151	$ (13,437)	$ 27,623,949	27,610,144	$ 62,246(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	378,184	2,405,399(a)	—	—	—	2,783,583	2,783,583	11,094	—
BlackRock Strategic Income Opportunities Portfolio, Class K	52,049,313	2,021,845	(752,544)	(3,831)	(917,067)	52,397,716	5,527,185	628,029	—
BlackRock Total Return Fund, Class K	91,249,043	5,064,946	(1,315,952)	(26,480)	(4,063,979)	90,907,578	9,343,019	1,072,647	63,693

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock U.S. Mortgage Portfolio, Institutional Class	$ 38,760,030	$ 1,873,124	$ (564,408)	$ (4,725)	$ (982,546)	$ 39,081,475	4,401,067	$ 542,928	$ 88,904
BlackRock Unconstrained Equity Fund, Class K	12,283,526	213,513	(188,136)	(2,134)	(406,866)	11,899,903	851,209	—	—
iShares 20+ Year Treasury Bond ETF	32,496,116	3,331,794	(470,937)	(42,931)	(3,673,160)	31,640,882	362,314	450,436	—
iShares Convertible Bond ETF	13,172,419	6,213,935	(233,071)	1,173	124,302	19,278,758	226,889	142,415	—
iShares Core S&P 500 ETF	68,004,771	1,481,181	(982,185)	5,680	1,375,699	69,885,146	118,715	251,661	—
iShares Core Total USD Bond Market ETF	78,286,817	2,138,237	(10,532,467)	(37,338)	(3,023,704)	66,831,545	1,478,574	988,167	—
iShares Flexible Income Active ETF	38,045,859	2,625,785	(449,728)	(3,552)	(1,092,978)	39,125,386	752,122	1,039,503	—
iShares High Yield Systematic Bond ETF	—	13,130,999	(91,553)	(697)	(212,447)	12,826,302	272,842	140,019	—
iShares Investment Grade Systematic Bond ETF(c)	26,215,772	375,404	(25,898,545)	395,839	(1,088,470)	—	—	212,213	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,716,773	842,697	(187,964)	(1,254)	(632,457)	12,737,795	143,057	261,908	—
iShares MSCI EAFE Growth ETF	20,589,031	6,034,127	(326,898)	(14,748)	(2,316,474)	23,965,038	247,496	170,456	—
iShares MSCI EAFE Value ETF	25,635,828	697,650	(4,521,009)	(108,999)	(1,962,262)	19,741,208	376,238	336,548	—
iShares MSCI Emerging Markets ex China ETF	18,974,777	632,587	(281,100)	(7,081)	(1,759,831)	17,559,352	316,670	310,527	—
iShares MSCI U.S.A. Momentum Factor ETF	—	13,031,370	(91,213)	(643)	(411,129)	12,528,385	60,547	45,042	—
iShares MSCI U.S.A. Quality Factor ETF	34,154,857	636,486	(1,916,479)	168,341	(356,621)	32,686,584	183,550	100,007	—
iShares S&P 500 Growth ETF	35,052,639	582,177	(3,714,970)	395,998	1,699,447	34,015,291	335,027	44,539	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
iShares S&P 500 Value ETF	$ 13,773,113	$ 289,622	$ (188,249)	$ (487)	$ (441,583)	$ 13,432,416	70,371	$ 74,353	$ —
iShares U.S. Equity Factor Rotation Active ETF	32,495,112	618,388	(544,260)	11,979	1,151,429	33,732,648	658,198	82,291	—
iShares U.S. Technology ETF	13,438,232	221,269	(185,729)	1,388	695,799	14,170,959	88,835	5,856	—
				$ 729,649	$ (18,308,335)	$ 678,851,899		$ 6,972,885	$ 152,597
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 648,444,367	$ —	$ —	$ 648,444,367
Short-Term Securities
Money Market Funds	30,407,532	—	—	30,407,532
	$ 678,851,899	$ —	$ —	$ 678,851,899
Portfolio Abbreviation
ETF	Exchange-Traded Fund
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